SHARE-BASED COMPENSATION - Employee ownership plan of Yaofang (Details) ¥ / shares in Units, ¥ in Thousands		6 Months Ended	12 Months Ended
	Dec. 28, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) item ¥ / shares	Dec. 31, 2023 CNY (¥) $ / shares ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 $ / shares ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 $ / shares ¥ / shares
SHARE-BASED COMPENSATION
Share based compensation expense			¥ 226,170		¥ 157,384		¥ 145,593
Total compensation cost recognized			226,170		¥ 157,384		¥ 145,593
Employee ownership plan of 1 Pharmacy Technology
SHARE-BASED COMPENSATION
Issuance Price			¥ 32,500
Fair value of Ordinary Shares | ¥ / shares		¥ 14.5	¥ 14.5	¥ 14.5	¥ 14.5	¥ 14.5	¥ 14.74	¥ 14.74
Share based compensation expense	¥ 152,991	¥ 0	¥ 204,353		¥ 87,218		¥ 93,649
Number of grantees affected | item			46
Unrecognized compensation expense			¥ 2,289	¥ 2,289
Weighted-average grant-date fair value of share units granted | ¥ / shares			¥ 13.50		¥ 13.50		¥ 13.74
Total fair value of restricted share units vested			¥ 0		¥ 0		¥ 0
Total compensation cost recognized	¥ 152,991	¥ 0	¥ 204,353		87,218		93,649
Employee ownership plan of 1 Pharmacy Technology | Tranche One
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			50.00%
Employee ownership plan of 1 Pharmacy Technology | Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			50.00%
Restricted share units
SHARE-BASED COMPENSATION
Issuance Price			¥ 18,261		23,921		22,395
Share based compensation expense			15,611		22,410		25,711
Weighted-average grant-date fair value of share units granted | $ / shares				¥ 1.30		¥ 1.26		¥ 5.27
Total compensation cost recognized			¥ 15,611		¥ 22,410		¥ 25,711
Weighted average period of unvested share options			6 months